Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital management [abstract]
Capital management
2024 2023
Current portion of long-term debt [note 14] $ 285,707 $ 499,821
Long-term debt [note 14] 995,583 1,284,353
Cash and cash equivalents (600,462) (566,809)
Net debt 680,828 1,217,365
Non-controlling interest 26 4
Shareholders' equity 6,364,307 6,094,305
Total

equity
6,364,333 6,094,309
Total capital $ 7,045,161 $ 7,311,674